Note 10 - Long-term Debt (Detail) (USD $)	0 Months Ended	9 Months Ended			0 Months Ended			9 Months Ended	0 Months Ended	9 Months Ended		2 Months Ended	0 Months Ended		6 Months Ended
	Sep. 06, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 06, 2012 Vafias Family [Member]	Sep. 06, 2012 Lesser of [Member] DVB Bank [Member] Condition Met At Delivery [Member]	Sep. 06, 2012 Lesser of [Member] DVB Bank [Member] Condition Not Being Met [Member]	Sep. 06, 2012 Not To Exceed [Member]	Sep. 30, 2012 Not To Exceed [Member]	Sep. 06, 2012 Greater Than [Member]	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]	Feb. 29, 2012 BNP Paribas [Member]	May 10, 2012 Emporiki Bank [Member]	Jan. 12, 2012 NORD/LB [Member]	Jun. 20, 2012 NORD/LB [Member]
Repayments of Debt												$ 791,823	$ 12,826,919
Debt Instrument, Increase, Additional Borrowings		43,250,000			67,200,000	62,500,000								21,750,000	21,500,000
Percentage of Fair Market Value of Vessel Subject to the Minimum Employment Condition					70.00%	65.00%
Debt Instrument Number of Quarterly Installments	28 months
Percentage of Total Debt To Total Maket Value Adjusted Assets							80.00%
Line of Credit Facility, Covenant Terms									Interest Coverage Ratio of the Company defined as EBITDA to interest expense to be at all times greater than to 2.5:1
Equity Method Investment, Ownership Percentage				15.00%
Cash	1,300,000
Percentage of Dividends Paid To Free Cash Flow								50.00%
Debt Instrument, Basis Spread on Variable Rate										0.70%	3.00%
Debt, Weighted Average Interest Rate		2.43%
Interest Expense, Debt		6,873,954	5,768,807
Interest Costs Capitalized		160,439	445,572
Line of Credit Facility, Amount Outstanding		$ 26,875,000
Value to Loan Ratio										125.00%	110.00%